UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09833

Investment Company Act File Number

Core Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Core Bond Portfolio

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 48.7%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 0.6%
Azul Investments LLP, 5.875%, 10/26/24(1)	$625	$617,188
Embraer Netherlands Finance B.V., 5.40%, 2/1/27	630	666,445
Lockheed Martin Corp., 4.70%, 5/15/46	810	880,959
WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	620	617,811

		$2,782,403

Automotive — 1.7%
Ford Motor Credit Co., LLC, 2.835%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	$705	$705,154
Ford Motor Credit Co., LLC, 2.979%, 8/3/22	2,503	2,429,744
General Motors Co., 4.20%, 10/1/27	2,383	2,334,963
General Motors Financial Co., Inc., 2.686%, (3 mo. USD LIBOR + 0.99%), 1/5/23(2)	1,110	1,116,113
General Motors Financial Co., Inc., 3.50%, 11/7/24	1,149	1,110,391
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	545	553,856

		$8,250,221

Banks — 15.9%
American Express Co., 3.625%, 12/5/24	$1,162	$1,155,380
ANZ New Zealand International, Ltd., 2.20%, 7/17/20(1)	1,084	1,062,910
Banco Safra SA/Cayman Islands, 4.125%, 2/8/23(1)	2,425	2,373,347
Banco Santander SA, 3.125%, 2/23/23	1,645	1,595,432
Bank of America Corp., 2.125%, (3 mo. USD LIBOR + 0.38%), 1/23/22(2)	5,707	5,679,628
Bank of America Corp., 2.815%, (3 mo. USD LIBOR + 0.79%), 3/5/24(2)	2,400	2,389,975
Bank of America Corp., 2.881% to 4/24/22, 4/24/23(3)	1,425	1,396,254
Bank of America Corp., 3.124% to 1/20/22, 1/20/23(3)	2,420	2,396,416
Bank of America Corp., 3.30%, 1/11/23	1,237	1,234,453
Bank of America Corp., 3.593% to 7/21/27, 7/21/28(3)	4,880	4,742,125
Bank of Montreal, 3.803% to 12/15/27, 12/15/32(3)	721	683,955
Barclays Bank PLC, 2.165%, (3 mo. USD LIBOR + 0.46%), 1/11/21(2)	1,450	1,449,445
Barclays PLC, 4.836%, 5/9/28	1,480	1,455,741
Capital One Bank (USA), N.A., 3.375%, 2/15/23	892	869,922
Capital One Financial Corp., 2.487%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	2,300	2,284,873
Capital One Financial Corp., 2.50%, 5/12/20	485	477,604
Capital One Financial Corp., 3.30%, 10/30/24	3,227	3,120,324
Capital One Financial Corp., 3.75%, 4/24/24	700	695,530
Capital One, N.A., 2.65%, 8/8/22	1,780	1,713,678
Citigroup, Inc., 3.142% to 1/24/22, 1/24/23(3)	1,552	1,534,211
Citigroup, Inc., 3.668% to 7/24/27, 7/24/28(3)	3,400	3,316,346
Citigroup, Inc., 3.70%, 1/12/26	1,000	988,585
Citigroup, Inc., 3.887% to 1/10/27, 1/10/28(3)	909	904,495
Citigroup, Inc., 4.50%, 1/14/22	725	753,829
Citizens Financial Group, Inc., 4.30%, 12/3/25	1,399	1,416,364
Commonwealth Bank of Australia, 2.50%, 9/18/22(1)	1,050	1,013,716
Discover Bank, 3.20%, 8/9/21	950	940,113
Discover Bank, 3.35%, 2/6/23	1,193	1,174,964

Security	Principal Amount (000’s omitted)	Value
Discover Financial Services, 3.95%, 11/6/24	$490	$485,208
Fifth Third Bancorp, 4.30%, 1/16/24	1,131	1,160,488
First Horizon National Corp., 3.50%, 12/15/20	702	706,115
Goldman Sachs Group, Inc. (The), 2.905% to 7/24/22, 7/24/23(3)	1,909	1,857,842
Goldman Sachs Group, Inc. (The), 3.691% to 6/5/27, 6/5/28(3)	916	888,463
Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	954,111
Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27	1,510	1,491,687
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,245,759
JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	1,918,635
JPMorgan Chase & Co., 3.782% to 2/1/27, 2/1/28(3)	1,000	992,714
JPMorgan Chase & Co., 5.625%, 8/16/43	628	733,067
Morgan Stanley, 3.591% to 7/22/27, 7/22/28(3)	4,750	4,596,728
Morgan Stanley, 3.772% to 1/24/28, 1/24/29(3)	2,042	2,011,413
Morgan Stanley, 4.00%, 7/23/25	2,220	2,240,376
Morgan Stanley, 4.875%, 11/1/22	1,132	1,187,019
PPTT, 2006-A GS, Class A, 5.729%(1)(4)	259	255,180
Regions Financial Corp., 2.75%, 8/14/22	640	622,300
Regions Financial Corp., 3.20%, 2/8/21	1,526	1,523,972
Santander Holdings USA, Inc., 2.70%, 5/24/19	370	369,169
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	723,690
Synchrony Bank, 3.00%, 6/15/22	410	396,652
Synovus Financial Corp., 3.125%, 11/1/22	622	602,301
Wells Fargo & Co., 3.45%, 2/13/23	948	935,566

		$76,718,070

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	$730	$789,009
Dr Pepper Snapple Group, Inc., 3.43%, 6/15/27(1)	618	592,631

		$1,381,640

Building Materials — 0.2%
Owens Corning, 4.20%, 12/15/22	$502	$515,960
Vulcan Materials Co., 4.50%, 6/15/47	479	454,448

		$970,408

Chemicals — 1.3%
Ecolab, Inc., 2.375%, 8/10/22	$2,392	$2,317,450
Ecolab, Inc., 3.95%, 12/1/47(1)	883	860,559
Mexichem SAB de CV, 5.50%, 1/15/48(1)	2,000	1,867,500
Mosaic Co. (The), 3.25%, 11/15/22	1,311	1,284,499

		$6,330,008

Commercial Services — 0.4%
Block Financial, LLC, 5.25%, 10/1/25	$870	$908,941
Total System Services, Inc., 3.75%, 6/1/23	1,080	1,080,470

		$1,989,411

Computers — 3.4%
Dell International, LLC/EMC Corp., 3.48%, 6/1/19(1)	$4,600	$4,621,799
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	2,350	2,411,864
DXC Technology Co., 2.875%, 3/27/20	800	795,833
DXC Technology Co., 2.956%, (3 mo. USD LIBOR + 0.95%), 3/1/21(2)	2,500	2,503,105

Security	Principal Amount (000’s omitted)	Value
EMC Corp., 1.875%, 6/1/18	$4,971	$4,956,800
EMC Corp., 3.375%, 6/1/23	1,015	936,967

		$16,226,368

Diversified Financial Services — 4.4%
Air Lease Corp., 3.375%, 6/1/21	$1,200	$1,202,582
Ally Financial, Inc., 3.25%, 11/5/18	4,700	4,711,750
Ally Financial, Inc., 3.50%, 1/27/19	1,180	1,184,425
Ally Financial, Inc., 4.125%, 3/30/20	1,160	1,167,250
Banco BTG Pactual SA/Luxembourg, 5.50%, 1/31/23(1)	540	529,038
Brookfield Finance, Inc., 3.90%, 1/25/28	3,600	3,502,925
Jefferies Group, LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	2,336	2,181,051
Legg Mason, Inc., 4.75%, 3/15/26	667	698,188
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	432	438,867
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	510	492,949
Synchrony Financial, 3.017%, (3 mo. USD LIBOR + 1.23%), 2/3/20(2)	3,465	3,510,995
UBS Group Funding Switzerland AG, 3.491%, 5/23/23(1)	1,450	1,433,706

		$21,053,726

Electric Utilities — 0.6%
Entergy Corp., 4.00%, 7/15/22	$1,046	$1,068,352
ITC Holdings Corp., 4.05%, 7/1/23	680	695,713
Pacific Gas & Electric Co., 4.00%, 12/1/46	965	906,823

		$2,670,888

Electrical and Electronic Equipment — 1.5%
FLIR Systems, Inc., 3.125%, 6/15/21	$910	$901,866
Jabil Circuit, Inc., 4.70%, 9/15/22	920	954,960
Jabil, Inc., 3.95%, 1/12/28	1,838	1,784,294
NXP B.V./NXP Funding, LLC, 4.125%, 6/15/20(1)	400	407,000
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	2,165	2,208,949
Tyco Electronics Group SA, 3.70%, 2/15/26	1,070	1,086,879

		$7,343,948

Financial Services — 0.8%
CIT Group, Inc., 3.875%, 2/19/19	$2,760	$2,780,010
CIT Group, Inc., 4.125%, 3/9/21	873	879,547

		$3,659,557

Foods — 0.6%
ESAL GmbH, 6.25%, 2/5/23(1)	$400	$383,000
Smithfield Foods, Inc., 2.65%, 10/3/21(1)	1,304	1,248,912
Smithfield Foods, Inc., 3.35%, 2/1/22(1)	1,482	1,452,047

		$3,083,959

Health Services — 0.3%
MEDNAX, Inc., 5.25%, 12/1/23(1)	$1,420	$1,430,650

		$1,430,650

Healthcare Products — 0.4%
Becton Dickinson and Co., 2.944%, (3 mo. USD LIBOR + 0.88%), 12/29/20(2)	$700	$700,836
Becton Dickinson and Co., 3.70%, 6/6/27	1,439	1,391,054

		$2,091,890

Security	Principal Amount (000’s omitted)	Value
Home Construction — 0.5%
Lennar Corp., 4.125%, 1/15/22	$313	$308,994
Lennar Corp., 4.50%, 11/15/19	1,150	1,162,937
Toll Brothers Finance Corp., 4.875%, 3/15/27	940	918,850

		$2,390,781

Home Furnishings — 0.2%
Whirlpool Corp., 4.50%, 6/1/46	$914	$912,429

		$912,429

Household Products — 0.3%
Newell Brands, Inc., 3.85%, 4/1/23	$1,426	$1,424,334

		$1,424,334

Insurance — 0.3%
Marsh and McLennan Cos., Inc., 3.75%, 3/14/26	$841	$841,642
Principal Financial Group, Inc., 4.30%, 11/15/46	534	530,973

		$1,372,615

Internet Software & Services — 0.5%
Seagate HDD Cayman, 3.75%, 11/15/18	$1,600	$1,610,380
Symantec Corp., 5.00%, 4/15/25(1)	916	925,829

		$2,536,209

Lodging and Gaming — 0.4%
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	$160	$162,800
MGM Resorts International, 4.625%, 9/1/26	900	864,000
Wyndham Worldwide Corp., 4.50%, 4/1/27	700	696,141

		$1,722,941

Mining — 0.6%
Freeport-McMoRan, Inc., 3.55%, 3/1/22	$900	$873,000
Glencore Funding, LLC, 4.00%, 3/27/27(1)	1,006	972,330
Yamana Gold, Inc., 4.625%, 12/15/27(1)	1,285	1,266,956

		$3,112,286

Miscellaneous Manufacturing — 0.2%
Carlisle Cos., Inc., 3.50%, 12/1/24	$442	$433,686
Hexcel Corp., 3.95%, 2/15/27	702	697,732

		$1,131,418

Oil and Gas — 2.4%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	$1,465	$1,408,231
Anadarko Petroleum Corp., 6.95%, 6/15/19	716	749,050
Ecopetrol SA, 5.875%, 9/18/23	1,400	1,501,500
EOG Resources, Inc., 4.15%, 1/15/26	1,330	1,375,447
Nabors Industries, Inc., 4.625%, 9/15/21	983	953,756
Noble Energy, Inc., 3.90%, 11/15/24	937	937,456
Oceaneering International, Inc., 6.00%, 2/1/28	1,035	1,024,644
Petroleos Mexicanos, 6.875%, 8/4/26	1,500	1,645,950
Phillips 66, 2.606%, (3 mo. USD LIBOR + 0.60%), 2/26/21(2)	529	529,722
Pioneer Natural Resources Co., 4.45%, 1/15/26	1,400	1,459,743

		$11,585,499

Security	Principal Amount (000’s omitted)	Value
Packaging & Containers — 0.2%
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	$835	$865,791

		$865,791

Pharmaceuticals — 1.2%
Celgene Corp., 3.55%, 8/15/22	$1,041	$1,040,290
CVS Health Corp., 4.30%, 3/25/28	4,738	4,776,672

		$5,816,962

Pipelines — 0.8%
Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$452,063
Plains All America Pipeline, L.P./PAA Finance Corp., 4.50%, 12/15/26	485	481,625
Plains All America Pipeline, L.P./PAA Finance Corp., 4.65%, 10/15/25	663	667,641
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27	750	779,250
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	880	946,403
Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	582	594,753

		$3,921,735

Real Estate Investment Trusts (REITs) — 1.2%
CBL & Associates, L.P., 5.95%, 12/15/26	$1,000	$842,372
Crown Castle International Corp., 3.20%, 9/1/24	851	816,741
Crown Castle International Corp., 3.65%, 9/1/27	750	715,533
DDR Corp., 3.625%, 2/1/25	874	837,955
Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,227,299
EPR Properties, 4.50%, 6/1/27	1,350	1,317,730

		$5,757,630

Retail-Drug Stores — 0.8%
CVS Health Corp., 3.70%, 3/9/23	$2,769	$2,780,567
CVS Health Corp., 4.10%, 3/25/25	998	1,005,688

		$3,786,255

Retail-Specialty and Apparel — 0.7%
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	$965	$972,343
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	295	307,154
Tapestry, Inc., 4.125%, 7/15/27	1,877	1,839,814

		$3,119,311

Software — 0.4%
CA, Inc., 4.70%, 3/15/27	$909	$931,097
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	930	928,494

		$1,859,591

Technology — 0.2%
Broadcom Corp., 2.70%, 11/1/18	$1,000	$997,624

		$997,624

Telecommunications — 3.2%
AT&T, Inc., 2.723%, (3 mo. USD LIBOR + 0.89%), 2/14/23(2)	$2,371	$2,405,524
AT&T, Inc., 3.00%, 6/30/22	1,043	1,024,969
AT&T, Inc., 3.40%, 8/14/24	1,333	1,340,964
AT&T, Inc., 3.60%, 2/17/23	1,834	1,846,326
AT&T, Inc., 4.10%, 2/15/28(1)	3,900	3,877,478
AT&T, Inc., 5.15%, 2/14/50	1,200	1,214,705

Security	Principal Amount (000’s omitted)	Value
Nokia Oyj, 4.375%, 6/12/27	$1,500	$1,411,875
Verizon Communications, Inc., 4.862%, 8/21/46	1,400	1,415,874
Verizon Communications, Inc., 5.15%, 9/15/23	877	946,966

		$15,484,681

Transportation — 0.7%
Kirby Corp., 4.20%, 3/1/28	$2,543	$2,547,194
SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22(1)	914	894,650

		$3,441,844

Utilities — 1.5%
American Water Capital Corp., 2.95%, 9/1/27	$1,426	$1,354,655
American Water Capital Corp., 3.40%, 3/1/25	365	365,795
American Water Capital Corp., 4.30%, 9/1/45	842	882,932
Baltimore Gas & Electric Co., 3.50%, 8/15/46	1,580	1,457,505
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20	1,196	1,176,096
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,007,305
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,207,731

		$7,452,019

Total Corporate Bonds & Notes (identified cost $237,244,610)		$234,675,102

Agency Mortgage-Backed Securities — 19.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$821	$867,653
Pool #C03490, 4.50%, 8/1/40	690	729,538
Pool #C03815, 3.50%, 3/1/42	576	583,231
Pool #C03921, 3.50%, 5/1/42	603	610,066
Pool #C09031, 2.50%, 2/1/43	1,849	1,743,669
Pool #C09032, 3.50%, 2/1/43	995	1,005,186
Pool #C91875, 3.50%, 6/1/36	1,134	1,153,278
Pool #G04913, 5.00%, 3/1/38	779	842,158
Pool #G05958, 5.00%, 8/1/40	194	209,253
Pool #G07459, 3.50%, 8/1/43	2,237	2,259,005
Pool #G07589, 5.50%, 6/1/41	3,142	3,445,263
Pool #G08348, 5.00%, 6/1/39	198	213,683
Pool #G08524, 3.00%, 3/1/43	1,115	1,096,824
Pool #G08596, 4.50%, 7/1/44	951	1,001,118
Pool #G08670, 3.00%, 10/1/45	1,520	1,488,474
Pool #G08701, 3.00%, 4/1/46	2,343	2,292,302
Pool #G08717, 4.00%, 8/1/46	2,211	2,273,255
Pool #G08738, 3.50%, 12/1/46	2,074	2,085,083
Pool #G08758, 4.00%, 4/1/47	1,959	2,013,042
Pool #G60608, 4.00%, 5/1/46	3,250	3,347,324
Pool #G60761, 3.00%, 10/1/43	2,291	2,254,119
Pool #Q00285, 4.50%, 4/1/41	524	553,280
Pool #Q08641, 3.50%, 6/1/42	601	607,088
Pool #Q10378, 3.00%, 8/1/42	1,167	1,148,911
Pool #Q17453, 3.50%, 4/1/43	1,818	1,836,188

Security	Principal Amount (000’s omitted)	Value
Pool #Q21661, 3.50%, 9/1/43	$961	$969,674
Pool #Q34310, 3.50%, 6/1/45	2,159	2,172,902
Pool #Q40264, 3.50%, 5/1/46	1,662	1,671,191
Pool #Q45051, 3.00%, 12/1/46	3,549	3,472,056
Pool #Q46889, 3.50%, 3/1/47	2,857	2,886,244
Pool #Q47999, 4.00%, 5/1/47	3,792	3,918,880

		$50,749,938

Federal National Mortgage Association:
Pool #735403, 5.00%, 4/1/35	$112	$120,572
Pool #889982, 5.50%, 11/1/38	61	66,407
Pool #890427, 3.50%, 4/1/42	1,122	1,135,122
Pool #995203, 5.00%, 7/1/35	23	24,672
Pool #AB3678, 3.50%, 10/1/41	3,853	3,903,670
Pool #AB6633, 3.50%, 10/1/42	996	1,005,821
Pool #AB8923, 3.00%, 4/1/43	1,378	1,356,743
Pool #AE0949, 4.00%, 2/1/41	318	329,988
Pool #AH1559, 4.00%, 12/1/40	121	125,213
Pool #AH9055, 4.50%, 4/1/41	410	432,978
Pool #AL5162, 3.00%, 9/1/43	1,033	1,016,871
Pool #AL6838, 4.00%, 4/1/43	834	863,989
Pool #AL7019, 3.50%, 11/1/42	1,896	1,917,014
Pool #AL7524, 5.00%, 7/1/41	1,104	1,192,214
Pool #AS3892, 4.00%, 11/1/44	1,188	1,224,884
Pool #AS4421, 4.00%, 2/1/45	798	825,444
Pool #AS5332, 4.00%, 7/1/45	1,404	1,449,646
Pool #AS6014, 4.00%, 10/1/45	920	950,323
Pool #AS9721, 4.00%, 6/1/47	2,832	2,910,239
Pool #AZ0857, 3.00%, 7/1/45	983	965,073
Pool #AZ3743, 3.50%, 11/1/45	2,407	2,420,244
Pool #BA0891, 3.50%, 1/1/46	2,669	2,684,316
Pool #BA3938, 3.50%, 1/1/46	2,049	2,061,545
Pool #BD1183, 3.50%, 12/1/46	1,376	1,383,331
Pool #BE2316, 3.50%, 1/1/47	3,238	3,252,638
Pool #MA0634, 4.50%, 1/1/31	719	756,347
Pool #MA1789, 4.50%, 2/1/44	888	939,296
Pool #MA2389, 3.50%, 9/1/35	687	699,342
Pool #MA2653, 4.00%, 6/1/46	2,245	2,308,061
Pool #MA2711, 3.00%, 8/1/46	1,716	1,669,166

		$39,991,169

Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	$1,826	$1,847,665

		$1,847,665

Total Agency Mortgage-Backed Securities (identified cost $95,323,838)		$92,588,772

Collateralized Mortgage Obligations — 4.8%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 3820, Class DJ, 3.00%, 11/15/35	$1,451	$1,455,367
Series 4030, Class PA, 3.50%, 6/15/40	1,603	1,622,369
Series 4423, Class A, 3.50%, 10/15/39	1,857	1,876,603

		$4,954,339

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 4.372%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	$715	$732,623
Series 2018-DNA1, Class M1, 2.322%, (1 mo. USD LIBOR + 0.45%), 7/25/30(2)	1,255	1,250,015

		$1,982,638

Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$330	$351,313
Series 2011-117, Class QA, 3.50%, 10/25/31	732	733,345
Series 2011-135, Class PK, 4.50%, 5/25/40	1,158	1,197,293
Series 2013-130, Class EA, 3.00%, 6/25/38	1,347	1,345,385
Series 2013-6, Class HD, 1.50%, 12/25/42	305	286,892
Series 2014-70, Class KP, 3.50%, 3/25/44	1,391	1,412,221

		$5,326,449

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 7.122%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	$2,300	$2,677,791
Series 2014-C03, Class 1M2, 4.872%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	1,281	1,372,188
Series 2014-C03, Class 2M2, 4.772%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	2,278	2,434,065
Series 2017-C05, Class 1M1, 2.422%, (1 mo. USD LIBOR + 0.55%), 1/25/30(2)	1,755	1,755,219
Series 2017-C05, Class 1M2, 4.072%, (1 mo. USD LIBOR + 2.20%), 1/25/30(2)	400	405,823
Series 2017-C06, Class 1M2, 4.522%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	1,275	1,310,936
Series 2017-C07, Class 1M1, 2.522%, (1 mo. USD LIBOR + 0.65%), 5/25/30(2)	976	978,456

		$10,934,478

Total Collateralized Mortgage Obligations (identified cost $23,328,858)		$23,197,904

Commercial Mortgage-Backed Securities — 4.1%

Security	Principal Amount (000’s omitted)	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class C, 4.441%, 12/10/54(5)	$1,050	$1,053,673
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,000	810,514
COMM Mortgage Trust
Series 2014-CR20, Class D, 3.222%, 11/10/47(1)	700	571,090
Series 2014-CR21, Class C, 4.416%, 12/10/47(5)	500	492,488
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.363%, 12/15/49(5)	1,500	1,505,518
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class D, 4.559%, 9/15/47(1)(5)	500	417,423
Series 2014-C23, Class D, 3.958%, 9/15/47(1)(5)	250	214,967
Series 2014-C25, Class D, 3.946%, 11/15/47(1)(5)	1,960	1,595,540
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13, Class D, 4.053%, 1/15/46(1)(5)	2,000	1,889,111

Security	Principal Amount (000’s omitted)	Value
Morgan Stanley Capital I Trust
Series 2017-CLS, Class A, 2.477%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)	$2,000	$2,004,505
Motel 6 Trust
Series 2017-MTL6, Class C, 3.177%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	1,501	1,508,665
Series 2017-MTL6, Class D, 3.927%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	607	611,700
RETL Trust
Series 2018-RVP, Class A, 2.877%, (1 mo. USD LIBOR + 1.10%), 3/15/33(1)(2)	3,390	3,398,461
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.545%, 5/10/45(1)(5)	1,350	1,339,168
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.542%, 9/15/58(5)	900	905,342
Series 2015-SG1, Class C, 4.47%, 9/15/48(5)	1,500	1,449,079

Total Commercial Mortgage-Backed Securities (identified cost $19,705,267)		$19,767,244

Asset-Backed Securities — 16.9%

Security	Principal Amount (000’s omitted)	Value
Automotive — 5.4%
American Credit Acceptance Receivables Trust
Series 2017-3, Class A, 1.82%, 3/10/20(1)	$1,130	$1,127,035
Series 2017-4, Class A, 2.00%, 7/10/20(1)	1,174	1,170,471
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class B, 2.21%, 5/10/21	610	606,723
Series 2016-4, Class A3, 1.53%, 7/8/21	825	816,897
Avis Budget Rental Car Funding, LLC
Series 2013-2A, Class A, 2.97%, 2/20/20(1)	2,000	2,002,651
Series 2013-2A, Class B, 3.66%, 2/20/20(1)	450	452,080
Series 2014-1A, Class A, 2.46%, 7/20/20(1)	3,885	3,870,976
Canadian Pacer Auto Receivables Trust
Series 2017-1A, Class A2A, 1.772%, 12/19/19(1)	373	371,377
CarMax Auto Owner Trust
Series 2017-2, Class A3, 1.93%, 3/15/22	1,355	1,339,230
Drive Auto Receivables Trust
Series 2017-1, Class A3, 1.86%, 3/16/20	510	509,501
Enterprise Fleet Financing, LLC
Series 2017-1, Class A2, 2.13%, 7/20/22(1)	1,387	1,379,690
First Investors Auto Owner Trust
Series 2016-2A, Class A1, 1.53%, 11/16/20(1)	125	124,614
Series 2017-1A, Class A1, 1.69%, 4/15/21(1)	322	320,623
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(1)	475	472,753
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(1)	775	774,287
Hertz Fleet Lease Funding, L.P.
Series 2017-1, Class A2, 2.13%, 4/10/31(1)	1,090	1,082,835
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A3, 1.26%, 2/16/21	1,609	1,593,269
Santander Drive Auto Receivables Trust
Series 2017-2, Class A2, 1.60%, 3/16/20	460	459,281

Security	Principal Amount (000’s omitted)	Value
Securitized Term Auto Receivables Trust
Series 2016-1A, Class A3, 1.524%, 3/25/20(1)	$544	$540,747
Skopos Auto Receivables Trust
Series 2018-1A, Class A, 3.19%, 9/15/21(1)	2,500	2,505,367
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(1)	1,048	1,037,602
Tesla Auto Lease Trust
Series 2018-A, Class A, 2.32%, 12/20/19(1)	1,157	1,155,125
Wheels SPV, LLC
Series 2017-1A, Class A1, 1.40%, 7/20/18(1)	369	369,493
Series 2017-1A, Class A2, 1.88%, 4/20/26(1)	1,000	991,926
World Omni Auto Receivables Trust
Series 2016-A, Class A2, 1.32%, 12/16/19	30	29,643
Series 2016-B, Class A2, 1.10%, 1/15/20	180	179,891
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A3, 2.13%, 4/15/20	1,000	992,290

		$26,276,377

Other — 10.9%
AASET U.S., Ltd.
Series 2018-1A, Class A, 3.844%, 1/16/38(1)	$556	$552,653
Ascentium Equipment Receivable Trust
Series 2016-1A, Class A3, 1.92%, 12/10/19(1)	1,521	1,517,408
Avant Loans Funding Trust
Series 2017-A, Class A, 2.41%, 3/15/21(1)	22	21,506
Series 2017-B, Class A, 2.29%, 6/15/20(1)	965	963,374
CKE Restaurants Holdings, Inc.
Series 2013-1A, Class A2, 4.474%, 3/20/43(1)	705	707,995
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/22	1,200	1,187,463
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,092	1,122,604
Conn Funding II L.P.
Series 2017-A, Class A, 2.73%, 7/15/19(1)	12	12,160
Series 2017-A, Class B, 5.11%, 2/15/20(1)	1,303	1,313,554
Series 2017-B, Class A, 2.73%, 7/15/20(1)	1,334	1,332,198
DB Master Finance, LLC
Series 2015-1A, Class A2II, 3.98%, 2/20/45(1)	1,754	1,771,179
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	993	1,025,445
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(1)	2,925	2,887,907
MarketPlace Loan Trust
Series 2015-CB1, Class A, 4.00%, 7/15/21(1)	2,179	2,178,173
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	3,276	3,272,948
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/26(1)	803	805,298
Series 2015-2A, Class A, 2.57%, 7/18/25(1)	448	447,837
Series 2016-2A, Class A, 4.10%, 3/20/28(1)	666	671,516
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	1,925	1,893,384

Security	Principal Amount (000’s omitted)	Value
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/23(1)	$3,263	$3,264,659
Series 2017-2A, Class A, 2.41%, 9/15/23(1)	747	745,806
Series 2017-3A, Class A, 2.36%, 11/15/23(1)	4,077	4,062,557
Series 2017-3A, Class B, 3.36%, 11/15/23(1)	3,015	2,996,197
Series 2018-1A, Class A, 3.11%, 6/17/24(1)	2,300	2,299,822
Purchasing Power Funding, LLC
Series 2018-A, Class A, 3.34%, 8/15/22(1)	5,000	5,012,695
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(1)	54	54,224
Series 2014-2A, Class B, 2.40%, 6/20/31(1)	489	486,983
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	173	172,071
Social Professional Loan Program, LLC
Series 2014-B, Class A2, 2.55%, 8/27/29(1)	552	547,579
SpringCastle America Funding LLC
Series 2016-AA, Class A, 3.05%, 4/25/29(1)	930	930,319
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	700	697,695
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(1)	2,370	2,387,802
Vantage Data Centers Issuer, LLC
Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	1,178	1,190,197
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(1)	1,100	1,091,497
Wendys Funding, LLC
Series 2015-1A, Class A2II, 4.08%, 6/15/45(1)	2,940	2,988,228

		$52,612,933

Restaurants — 0.1%
DB Master Finance, LLC
Series 2017-1A, Class A2I, 3.629%, 11/20/47(1)	$195	$193,882
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	339	342,189

		$536,071

Single Family Home Rental — 0.5%
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)	$621	$618,365
Invitation Homes Trust
Series 2017-SFR2, Class B, 2.958%, (1 mo. USD LIBOR + 1.15%), 12/17/36(1)(2)	363	365,449
Series 2017-SFR2, Class C, 3.258%, (1 mo. USD LIBOR + 1.45%), 12/17/36(1)(2)	461	464,646
Series 2018-SFR1, Class B, 2.758%, (1 mo. USD LIBOR + 0.95%), 3/17/37(1)(2)	380	383,639
Series 2018-SFR1, Class C, 3.058%, (1 mo. USD LIBOR + 1.25%), 3/17/37(1)(2)	445	448,664

		$2,280,763

Total Asset-Backed Securities (identified cost $82,005,273)		$81,706,144

Foreign Government and Agency Securities — 0.3%
Security	Principal Amount (000’s omitted)	Value
Bermuda — 0.1%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$539,096

		$539,096

Mexico — 0.2%
Government of Mexico, 4.00%, 10/2/23	$790	$810,441

		$810,441

Total Foreign Government and Agency Securities (identified cost $1,317,535)		$1,349,537

U.S. Treasury Obligations — 4.9%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 2.75%, 11/15/47	$250	$238,516
U.S. Treasury Inflation-Protected Bond, 1.75%, 1/15/28(6)	21,243	23,343,064

Total U.S. Treasury Obligations (identified cost $23,889,412)		$23,581,580

Short-Term Investments — 0.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.89%(7)	3,897,303	$3,896,523

Total Short-Term Investments (identified cost $3,897,286)		$3,896,523

Total Purchased Options — 0.0%(8) (identified cost $136,142)		$3,875

Total Investments — 99.7% (identified cost $486,848,221)		$480,766,681

Other Assets, Less Liabilities — 0.3%		$1,567,965

Net Assets — 100.0%		$482,334,646

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2018, the aggregate value of these securities is $125,558,725 or 26.0% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2018.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2018.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2018 was $27,977.

(8)	Amount is less than 0.05%.

Purchased Put Options — 0.0%(8)

Exchange-Traded Options — 0.0%(8)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
U.S. 10-Year Treasury Note Futures 6/2018	248	$30,042,875	$119	4/20/18	$3,875

Total					$3,875

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	53	Long	Jun-18	$11,268,297	$(882)
U.S. Ultra 10-Year Treasury Note	184	Short	Jun-18	(23,894,125)	(338,661)
U.S. Ultra-Long Treasury Bond	185	Long	Jun-18	29,686,719	992,915

					$653,372

Abbreviations:

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

USD	-	United States Dollar

At March 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rate rise. The Portfolio enters into U.S. Treasury futures contracts and options thereon to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose principal underlying risk exposure is interest rate risk at March 31, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Financial Futures contracts(1)	$992,915	$(339,543)
Purchased options	3,875	—

Total	$996,790	$(339,543)

(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$234,675,102	$—	$234,675,102
Agency Mortgage-Backed Securities	—	92,588,772	—	92,588,772
Collateralized Mortgage Obligations	—	23,197,904	—	23,197,904
Commercial Mortgage-Backed Securities	—	19,767,244	—	19,767,244
Asset-Backed Securities	—	81,706,144	—	81,706,144
Foreign Government and Agency Securities	—	1,349,537	—	1,349,537
U.S. Treasury Obligations	—	23,581,580	—	23,581,580
Short-Term Investments	—	3,896,523	—	3,896,523
Purchased Put Options	3,875	—	—	3,875
Total Investments	$3,875	$480,762,806	$—	$480,766,681
Futures Contracts	$992,915	$—	$—	$992,915
Total	$996,790	$480,762,806	$—	$481,759,596

Liability Description
Futures Contracts	$(339,543)	$—	$—	$(339,543)
Total	$(339,543)	$—	$—	$(339,543)

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2018 is not presented. At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2018